CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 18,671	$ 8,914	$ 8,736
Accounts receivable, net	27,513	28,140	25,855
Inventories	14,374	16,131	17,306
Prepaid inventory	6,095	9,239	2,715
Other current assets	2,312	4,324	2,712
Total current assets	68,965	66,748	57,324
Property and equipment, net	153,109	159,617	168,976
Other Assets:
Intangible assets, net	3,865	4,458	5,382
Other assets	1,723	1,653	2,401
Total other assets	5,588	6,111	7,783
Total Assets**	227,662	232,476	234,083
Current Liabilities:
Accounts payable - trade	8,484	5,519	6,472
Accrued liabilities	3,560	2,713	3,251
Accrued preferred dividends		7,315
Current portion - long-term debt (including $750 to related party)	50,105	750	38,108
Total current liabilities	62,149	16,297	47,831
Long-term debt, net of current portion	68,990	93,689	84,981
Accrued preferred dividends	6,583		6,050
Warrant liabilities	6,495	1,921
Other liabilities	1,348	1,305	7,406
Total Liabilities**	145,565	113,212	146,268
Commitments and Contingencies (Notes 4, 5 and 7)
Pacific Ethanol, Inc. Stockholders' Equity:
Common stock, $0.001 par value; 300,000,000 shares authorized; 144,710,897 and 86,631,664 shares issued and outstanding as of September 30, 2012 and December 31, 2011, respectively	145	87	13
Additional paid-in capital	581,985	556,871	504,623
Accumulated deficit	(524,487)	(509,985)	(511,794)
Total Pacific Ethanol, Inc. Stockholders' Equity	57,644	46,974	(7,157)
Noncontrolling interest in variable interest entity	24,453	72,290	94,972
Total Stockholders' Equity	82,097	119,264	87,815
Total Liabilities and Stockholders' Equity	227,662	232,476	234,083
SeriesAPreferredStockMember
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of September 30, 2012 and December 31, 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of September 30, 2012 and December 31, 2011; liquidation preference of $24,659 as of September 30, 2012	0	0
SeriesBPreferredStockMember
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of September 30, 2012 and December 31, 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of September 30, 2012 and December 31, 2011; liquidation preference of $24,659 as of September 30, 2012	$ 1	$ 1